Compensation Arrangements Swiss Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Swiss Pension Plan [Abstract]
Defined Benefit Plan, Benefit Obligation	$ 4.8	$ 5.9
Defined Benefit Plan, Unfunded Plan	2.1	2.7
Defined Benefit Plan, Net Periodic Benefit Cost	$ 1.1	$ 1.2	$ 0.6